Schedule of Investments (unaudited)	iShares® iBonds® 2024 Term High Yield and Income ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.4%
Omnicom Group Inc./Omnicom Capital Inc., 3.65%,
11/01/24 (Call 08/01/24)	$1,310	$1,291,623
WPP Finance 2010, 3.75%, 09/19/24	640	631,336
		1,922,959
Aerospace & Defense — 0.9%
Boeing Co. (The)
1.43%, 02/04/24 (Call 01/09/24)	520	520,000
1.95%, 02/01/24	185	185,000
2.80%, 03/01/24 (Call 02/01/24)	75	74,807
2.85%, 10/30/24 (Call 07/30/24)	199	194,754
Howmet Aerospace Inc., 5.13%, 10/01/24
(Call 07/01/24)	3,250	3,234,808
L3Harris Technologies Inc., 3.95%, 05/28/24
(Call 02/28/24)	145	144,151
RTX Corp., 3.20%, 03/15/24 (Call 01/16/24)(a)	300	298,934
		4,652,454
Agriculture — 0.3%
Altria Group Inc., 3.80%, 02/14/24 (Call 01/16/24)	75	74,945
BAT Capital Corp.
2.79%, 09/06/24 (Call 08/06/24)	775	761,745
3.22%, 08/15/24 (Call 06/15/24)	725	715,290
		1,551,980
Airlines — 3.5%
Continental Airlines Pass Through Trust, Series
2012-2, Class A, 4.00%, 04/29/26(a)	204	200,370
Delta Air Lines Inc., 2.90%, 10/28/24 (Call 09/28/24)	12,272	12,004,786
United Airlines Holdings Inc., 5.00%, 02/01/24	5,217	5,217,000
United Airlines Pass Through Trust, Series 2012-1 A,
Class A, 4.15%, 10/11/25	164	163,641
		17,585,797
Auto Manufacturers — 1.4%
Ford Motor Credit Co. LLC
3.66%, 09/08/24	1,684	1,660,903
4.06%, 11/01/24 (Call 10/01/24)(a)	925	913,443
5.58%, 03/18/24 (Call 02/18/24)	425	424,667
General Motors Financial Co. Inc.
1.05%, 03/08/24	230	228,859
1.20%, 10/15/24	1,300	1,261,996
3.50%, 11/07/24 (Call 09/07/24)(a)	1,840	1,811,046
3.95%, 04/13/24 (Call 02/13/24)	470	467,934
		6,768,848
Banks — 4.2%
Barclays PLC, 4.38%, 09/11/24(a)	1,055	1,046,374
BNP Paribas SA, 4.25%, 10/15/24	1,625	1,606,970
Citigroup Inc., 4.00%, 08/05/24(a)	1,120	1,109,152
Comerica Bank, 2.50%, 07/23/24	510	501,434
Deutsche Bank AG/London, 3.70%, 05/30/24(a)	195	193,455
Deutsche Bank AG/New York NY, 3.70%, 05/30/24	235	233,284
Discover Bank, 2.45%, 09/12/24 (Call 08/12/24)	720	705,625
HSBC Holdings PLC, 4.25%, 03/14/24	665	663,537
Huntington Bancshares Inc./OH, 2.63%, 08/06/24
(Call 07/06/24)	735	723,171
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)(b)	11,905	11,833,056
Lloyds Banking Group PLC, 4.50%, 11/04/24	1,335	1,319,428
M&T Bank Corp., 4.00%, 07/15/24 (Call 04/16/24)	215	213,182
NatWest Group PLC, 5.13%, 05/28/24(a)	220	219,254
Security	Par (000)	Value

Banks (continued)
Santander Holdings USA Inc., 3.50%, 06/07/24
(Call 05/07/24)	$565	$559,661
		20,927,583
Beverages — 0.1%
Constellation Brands Inc.
3.60%, 05/09/24	130	129,246
4.75%, 11/15/24	270	268,363
Keurig Dr Pepper Inc., 0.75%, 03/15/24
(Call 01/09/24)	230	228,689
		626,298
Biotechnology — 0.3%
Amgen Inc., 3.63%, 05/22/24 (Call 02/22/24)	675	670,756
Gilead Sciences Inc., 3.70%, 04/01/24 (Call 01/29/24)	755	752,506
		1,423,262
Building Materials — 0.2%
Johnson Controls International PLC, 3.63%, 07/02/24
(Call 04/02/24)(c)	185	183,256
Martin Marietta Materials Inc., 4.25%, 07/02/24
(Call 04/02/24)	255	253,579
Owens Corning, 4.20%, 12/01/24 (Call 09/01/24)	270	266,933
Trane Technologies Financing Ltd., 3.55%, 11/01/24
(Call 08/01/24)(a)	470	463,240
		1,167,008
Chemicals — 1.7%
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)(a)	85	84,477
5.90%, 07/05/24	475	474,559
LyondellBasell Industries NV, 5.75%, 04/15/24
(Call 01/29/24)	160	159,998
Methanex Corp., 4.25%, 12/01/24 (Call 09/01/24)	6,494	6,398,179
Nutrien Ltd., 5.90%, 11/07/24	451	452,090
PPG Industries Inc., 2.40%, 08/15/24 (Call 07/15/24)	145	142,474
Sherwin-Williams Co. (The)
3.13%, 06/01/24 (Call 04/01/24)	255	252,842
4.05%, 08/08/24(a)	475	471,380
Westlake Corp., 0.88%, 08/15/24 (Call 01/09/24)	155	151,110
		8,587,109
Commercial Services — 2.4%
Equifax Inc., 2.60%, 12/01/24 (Call 11/01/24)(a)	860	840,353
Global Payments Inc., 1.50%, 11/15/24
(Call 10/15/24)	390	377,510
Grand Canyon University, 4.13%, 10/01/24(a)	10,341	9,997,298
Quanta Services Inc., 0.95%, 10/01/24
(Call 01/29/24)	510	493,128
		11,708,289
Computers — 0.6%
Dell International LLC/EMC Corp., 4.00%, 07/15/24
(Call 06/15/24)	755	749,047
Genpact Luxembourg Sarl, 3.38%, 12/01/24
(Call 11/01/24)	495	483,599
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)(a)	360	357,396
5.90%, 10/01/24	1,220	1,221,530
NetApp Inc., 3.30%, 09/29/24 (Call 07/29/24)	220	216,586
		3,028,158
Cosmetics & Personal Care — 0.0%
Haleon U.S. Capital LLC, 3.02%, 03/24/24
(Call 01/16/24)	35	34,861

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2024 Term High Yield and Income ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Distribution & Wholesale — 0.0%
Wesco Aircraft Holdings Inc., 8.50%, 11/15/24
(Call 01/29/24)(b)(d)(e)	$448	$38,080

Diversified Financial Services — 7.3%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
1.65%, 10/29/24 (Call 09/29/24)	1,750	1,699,549
2.88%, 08/14/24 (Call 07/14/24)(a)	350	344,600
3.15%, 02/15/24 (Call 01/15/24)	50	49,949
Series 3NC1, 1.75%, 10/29/24 (Call 01/29/24)	385	373,741
Affiliated Managers Group Inc., 4.25%, 02/15/24	75	74,931
Air Lease Corp.
0.70%, 02/15/24 (Call 01/29/24)	135	134,682
0.80%, 08/18/24 (Call 07/18/24)	850	827,195
4.25%, 02/01/24 (Call 01/29/24)	130	130,000
4.25%, 09/15/24 (Call 06/15/24)(a)	1,345	1,331,532
Aircastle Ltd., 4.13%, 05/01/24 (Call 02/01/24)	375	372,630
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)	225	223,628
5.13%, 09/30/24	1,625	1,617,916
BGC Group Inc., 3.75%, 10/01/24 (Call 09/01/24)	35	34,225
Capital One Financial Corp.
3.30%, 10/30/24 (Call 09/30/24)(a)	1,915	1,884,406
3.75%, 04/24/24 (Call 03/24/24)(a)	370	368,187
CNG Holdings Inc., 14.50%, 06/30/26
(Call 06/30/24)(b)	1,969	1,685,044
Discover Financial Services, 3.95%, 11/06/24
(Call 08/06/24)	990	976,417
Global Aircraft Leasing Co. Ltd., 6.50%, 09/15/24
(Call 01/29/24), (7.25% PIK)(b)(f)	12,327	11,879,896
Navient Corp., 5.88%, 10/25/24	9,997	9,981,581
Radian Group Inc., 4.50%, 10/01/24 (Call 07/01/24)	490	483,550
Stifel Financial Corp., 4.25%, 07/18/24	265	262,632
Synchrony Financial
4.25%, 08/15/24 (Call 05/15/24)	1,600	1,585,399
4.38%, 03/19/24 (Call 02/19/24)(a)	235	234,451
		36,556,141
Electric — 4.9%
Ameren Corp., 2.50%, 09/15/24 (Call 08/15/24)	350	343,009
American Electric Power Co. Inc., 2.03%, 03/15/24	195	194,023
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)(a)	821	804,020
Black Hills Corp., 1.04%, 08/23/24 (Call 01/16/24)	314	305,858
CenterPoint Energy Inc., 2.50%, 09/01/24
(Call 08/01/24)	395	387,506
Dominion Energy Inc., 3.07%, 08/15/24(c)	1,110	1,093,738
DTE Energy Co.
4.22%, 11/01/24(c)	1,160	1,148,338
Series C, 2.53%, 10/01/24(c)	695	680,722
Duke Energy Corp., 3.75%, 04/15/24 (Call 01/29/24)	330	328,707
Edison International, 3.55%, 11/15/24 (Call 10/15/24)	1,300	1,279,913
Emera U.S. Finance LP, 0.83%, 06/15/24(a)	120	117,573
Enel Generacion Chile SA, 4.25%, 04/15/24
(Call 01/29/24)	95	94,493
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)	225	220,692
Eversource Energy
4.20%, 06/27/24(a)	310	308,132
Series L, 2.90%, 10/01/24 (Call 08/01/24)	615	604,138
Georgia Power Co., Series A, 2.20%, 09/15/24
(Call 08/15/24)	175	171,455
Interstate Power & Light Co., 3.25%, 12/01/24
(Call 09/01/24)	460	452,061
Security	Par (000)	Value

Electric (continued)
IPALCO Enterprises Inc., 3.70%, 09/01/24
(Call 07/01/24)	$215	$211,806
ITC Holdings Corp., 3.65%, 06/15/24 (Call 03/15/24)	361	357,966
NextEra Energy Capital Holdings Inc.
2.94%, 03/21/24 (Call 01/29/24)	365	363,810
4.20%, 06/20/24	315	313,205
4.26%, 09/01/24	1,185	1,176,127
NextEra Energy Operating Partners LP, 4.25%,
07/15/24 (Call 04/15/24)(b)	11,815	11,696,339
Pacific Gas and Electric Co.
3.40%, 08/15/24 (Call 05/15/24)	180	177,584
3.75%, 02/15/24 (Call 01/09/24)	75	74,887
Public Service Enterprise Group Inc., 2.88%, 06/15/24
(Call 05/15/24)	290	286,746
Southern Co. (The)
4.48%, 08/01/24(c)	785	779,226
Series 21-A, 0.60%, 02/26/24 (Call 01/26/24)	105	104,639
WEC Energy Group Inc., 0.80%, 03/15/24
(Call 02/15/24)	105	104,368
		24,181,081
Electronics — 0.7%
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24
(Call 08/01/24)	420	412,937
Amphenol Corp., 3.20%, 04/01/24 (Call 02/01/24)	140	139,416
Arrow Electronics Inc., 3.25%, 09/08/24
(Call 07/08/24)	1,170	1,151,840
Keysight Technologies Inc., 4.55%, 10/30/24
(Call 07/30/24)	1,180	1,169,787
TD SYNNEX Corp., 1.25%, 08/09/24 (Call 01/09/24)	340	332,091
Trimble Inc., 4.75%, 12/01/24 (Call 09/01/24)(a)	375	372,155
		3,578,226
Engineering & Construction — 1.1%
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)	5,313	5,191,482

Entertainment — 4.8%
Live Nation Entertainment Inc., 4.88%, 11/01/24
(Call 01/29/24)(b)	11,422	11,361,505
Mohegan Tribal Gaming Authority, 7.88%, 10/15/24
(Call 01/16/24)(a)(b)	1,500	1,440,427
Universal Entertainment Corp., 8.75%, 12/11/24
(Call 11/11/24)(a)(b)(c)	10,543	11,321,108
		24,123,040
Environmental Control — 2.1%
Republic Services Inc., 2.50%, 08/15/24
(Call 07/15/24)	770	757,795
Stericycle Inc., 5.38%, 07/15/24 (Call 01/16/24)(b)	9,867	9,830,049
		10,587,844
Food — 0.4%
Conagra Brands Inc., 4.30%, 05/01/24 (Call 04/01/24)	375	373,523
General Mills Inc., 3.65%, 02/15/24 (Call 01/16/24)	90	89,934
Kroger Co. (The), 4.00%, 02/01/24 (Call 01/29/24)	90	90,000
McCormick & Co. Inc./MD, 3.15%, 08/15/24
(Call 06/15/24)	550	542,699
Mondelez International Inc., 2.13%, 03/17/24	90	89,573
Tyson Foods Inc., 3.95%, 08/15/24 (Call 05/15/24)(a)	980	971,103
		2,156,832
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA, 4.50%, 08/01/24
(Call 05/01/24)	485	480,009

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2024 Term High Yield and Income ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products — 0.7%
Baxter International Inc., 1.32%, 11/29/24	$1,185	$1,145,265
Boston Scientific Corp., 3.45%, 03/01/24
(Call 02/01/24)	35	34,932
GE HealthCare Technologies Inc., 5.55%, 11/15/24	895	895,382
Revvity Inc., 0.85%, 09/15/24 (Call 01/09/24)	570	553,158
Stryker Corp., 3.38%, 05/15/24 (Call 02/15/24)	130	129,166
Zimmer Biomet Holdings Inc., 1.45%, 11/22/24
(Call 01/09/24)	755	731,152
		3,489,055
Health Care - Services — 0.6%
Aetna Inc., 3.50%, 11/15/24 (Call 08/15/24)	680	670,215
Elevance Health Inc.
3.35%, 12/01/24 (Call 10/01/24)	495	487,002
3.50%, 08/15/24 (Call 05/15/24)	220	217,558
HCA Inc., 5.00%, 03/15/24	600	599,429
Humana Inc., 3.85%, 10/01/24 (Call 07/01/24)	380	375,606
Laboratory Corp. of America Holdings
2.30%, 12/01/24 (Call 11/01/24)(a)	225	219,293
3.25%, 09/01/24 (Call 07/01/24)	495	487,631
Quest Diagnostics Inc., 4.25%, 04/01/24
(Call 01/29/24)(a)	100	99,598
		3,156,332
Holding Companies - Diversified — 4.5%
Ares Capital Corp., 4.20%, 06/10/24 (Call 05/10/24)	795	789,744
Blackstone Private Credit Fund
1.75%, 09/15/24	328	319,588
2.35%, 11/22/24	500	485,725
Blue Owl Capital Corp., 5.25%, 04/15/24
(Call 03/15/24)	185	184,524
FS KKR Capital Corp.
1.65%, 10/12/24	565	547,985
4.63%, 07/15/24 (Call 06/15/24)	280	277,927
Golub Capital BDC Inc., 3.38%, 04/15/24
(Call 03/15/24)	220	218,601
Icahn Enterprises LP/Icahn Enterprises Finance
Corp., 4.75%, 09/15/24 (Call 06/15/24)(a)	12,302	12,233,258
Main Street Capital Corp., 5.20%, 05/01/24(a)	260	259,057
Sixth Street Specialty Lending Inc., 3.88%, 11/01/24
(Call 10/01/24)	470	461,665
Stena AB, 7.00%, 02/01/24(a)(b)	6,680	6,680,000
		22,458,074
Home Builders — 2.1%
DR Horton Inc., 2.50%, 10/15/24 (Call 09/15/24)	555	543,427
Lennar Corp., 4.50%, 04/30/24 (Call 01/31/24)	410	409,269
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%,
06/15/24	9,587	9,584,017
		10,536,713
Home Furnishings — 0.1%
Leggett & Platt Inc., 3.80%, 11/15/24 (Call 08/15/24)	310	304,399
Whirlpool Corp., 4.00%, 03/01/24(a)	55	54,923
		359,322
Household Products & Wares — 0.1%
Avery Dennison Corp., 0.85%, 08/15/24
(Call 01/09/24)	470	457,800

Insurance — 0.4%
American International Group Inc., 4.13%, 02/15/24	80	79,945
Aon Global Ltd., 3.50%, 06/14/24 (Call 03/01/24)	305	302,513
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)	405	400,906
CNA Financial Corp., 3.95%, 05/15/24 (Call 02/15/24)	98	97,467
Security	Par (000)	Value

Insurance (continued)
First American Financial Corp., 4.60%, 11/15/24	$280	$277,147
Old Republic International Corp., 4.88%, 10/01/24
(Call 09/01/24)	495	491,767
Willis North America Inc., 3.60%, 05/15/24
(Call 03/15/24)	120	119,184
		1,768,929
Internet — 2.6%
eBay Inc., 3.45%, 08/01/24 (Call 05/01/24)	635	628,353
Netflix Inc., 5.75%, 03/01/24(a)	75	74,993
Rakuten Group Inc., 10.25%, 11/30/24(a)(b)	11,080	11,467,083
Weibo Corp., 3.50%, 07/05/24 (Call 06/05/24)	820	812,404
		12,982,833
Iron & Steel — 0.1%
Steel Dynamics Inc., 2.80%, 12/15/24 (Call 11/15/24)	385	376,362

Leisure Time — 2.3%
Brunswick Corp., 0.85%, 08/18/24 (Call 01/16/24)(a)	375	365,298
NCL Corp. Ltd., 3.63%, 12/15/24 (Call 01/09/24)(a)(b)	11,463	11,234,914
		11,600,212
Lodging — 8.0%
Hyatt Hotels Corp., 1.80%, 10/01/24 (Call 01/16/24)	648	631,005
Las Vegas Sands Corp., 3.20%, 08/08/24
(Call 07/08/24)	12,316	12,147,816
Marriott International Inc./MD, 3.60%, 04/15/24
(Call 03/15/24)	340	338,756
MGM China Holdings Ltd., 5.38%, 05/15/24
(Call 01/09/24)(b)	11,645	11,590,079
Travel + Leisure Co., 5.65%, 04/01/24 (Call 02/01/24)	5,457	5,449,953
Wynn Macau Ltd., 4.88%, 10/01/24
(Call 01/09/24)(a)(b)	10,015	9,896,471
		40,054,080
Machinery — 0.0%
Westinghouse Air Brake Technologies Corp., 4.15%,
03/15/24 (Call 02/15/24)	185	184,623

Manufacturing — 2.4%
3M Co., 3.25%, 02/14/24 (Call 01/29/24)(a)	135	134,885
Carlisle Companies Inc., 3.50%, 12/01/24
(Call 10/01/24)	545	535,449
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	500	494,764
3.30%, 11/21/24 (Call 08/21/24)	453	445,357
3.65%, 06/15/24	1,135	1,126,555
Teledyne Technologies Inc., 0.95%, 04/01/24
(Call 01/09/24)	330	327,263
Textron Inc., 4.30%, 03/01/24 (Call 01/29/24)	65	64,881
Trinity Industries Inc., 4.55%, 10/01/24
(Call 07/01/24)(a)	8,960	8,859,263
		11,988,417
Media — 7.1%
Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.50%,
02/01/24 (Call 01/16/24)	290	290,000
CSC Holdings LLC, 5.25%, 06/01/24(a)	11,863	11,843,544
Discovery Communications LLC, 3.90%, 11/15/24
(Call 08/15/24)	380	374,654
DISH DBS Corp., 5.88%, 11/15/24	12,803	11,908,775
Videotron Ltd., 5.38%, 06/15/24 (Call 03/15/24)(b)	10,757	10,721,009
		35,137,982

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2024 Term High Yield and Income ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)(a)	$170	$167,725

Mining — 0.2%
Freeport-McMoRan Inc., 4.55%, 11/14/24
(Call 08/14/24)(a)	920	911,784

Office & Business Equipment — 1.5%
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24
(Call 06/01/24)	830	827,195
Xerox Corp., 3.80%, 05/15/24(a)	6,452	6,387,692
		7,214,887
Oil & Gas — 0.5%
Canadian Natural Resources Ltd., 3.80%, 04/15/24
(Call 01/29/24)(a)	90	89,599
Continental Resources Inc./OK, 3.80%, 06/01/24
(Call 03/01/24)	340	337,566
Devon Energy Corp., 5.25%, 09/15/24 (Call 06/15/24)	139	138,572
Hess Corp., 3.50%, 07/15/24 (Call 04/15/24)	155	153,435
Marathon Petroleum Corp., 3.63%, 09/15/24
(Call 06/15/24)	1,255	1,239,504
Occidental Petroleum Corp., 2.90%, 08/15/24
(Call 06/15/24)	590	581,359
Phillips 66, 0.90%, 02/15/24 (Call 01/16/24)	45	44,922
		2,584,957
Packaging & Containers — 1.4%
Graphic Packaging International LLC, 4.13%,
08/15/24 (Call 05/15/24)(a)	6,472	6,410,634
Packaging Corp. of America, 3.65%, 09/15/24
(Call 06/15/24)	205	202,413
WRKCo Inc., 3.00%, 09/15/24 (Call 07/15/24)	560	549,938
		7,162,985
Pharmaceuticals — 3.1%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	645	631,508
3.85%, 06/15/24 (Call 03/15/24)	150	149,039
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)	775	768,693
3.73%, 12/15/24 (Call 09/15/24)	690	680,928
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	640	633,403
3.50%, 11/15/24 (Call 08/15/24)	260	256,131
Cencora Inc., 3.40%, 05/15/24 (Call 02/15/24)	90	89,371
Cigna Group (The)
0.61%, 03/15/24 (Call 01/09/24)	93	92,478
3.50%, 06/15/24 (Call 03/17/24)	560	555,589
CVS Health Corp.
2.63%, 08/15/24 (Call 07/15/24)	830	816,832
3.38%, 08/12/24 (Call 05/12/24)	540	533,827
McKesson Corp., 3.80%, 03/15/24 (Call 01/29/24)	120	119,750
Perrigo Finance Unlimited Co., 3.90%, 12/15/24
(Call 09/15/24)(a)	10,550	10,337,421
		15,664,970
Pipelines — 5.0%
Boardwalk Pipelines LP, 4.95%, 12/15/24
(Call 09/15/24)	1,252	1,244,246
Buckeye Partners LP, 4.35%, 10/15/24
(Call 07/15/24)(a)	6,465	6,360,885
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)	225	221,691
Series A, 2.50%, 11/15/24 (Call 10/15/24)	525	513,033
Security	Par (000)	Value

Pipelines (continued)
Enbridge Inc.
2.15%, 02/16/24	$75	$74,889
3.50%, 06/10/24 (Call 03/10/24)	390	386,882
Energy Transfer LP
3.90%, 05/15/24 (Call 02/15/24)	280	278,477
4.25%, 04/01/24 (Call 01/29/24)	75	74,788
4.50%, 04/15/24 (Call 03/15/24)(a)	245	244,329
4.90%, 02/01/24 (Call 01/29/24)	65	65,000
Enterprise Products Operating LLC, 3.90%, 02/15/24
(Call 01/29/24)	10	9,992
EQM Midstream Partners LP, 4.00%, 08/01/24
(Call 05/01/24)(a)	6,481	6,414,311
Kinder Morgan Energy Partners LP
4.15%, 02/01/24	105	105,000
4.25%, 09/01/24 (Call 06/01/24)	100	99,210
4.30%, 05/01/24 (Call 02/01/24)	110	109,597
MPLX LP, 4.88%, 12/01/24 (Call 09/01/24)	640	637,408
ONEOK Inc., 2.75%, 09/01/24 (Call 08/01/24)	170	167,108
Plains All American Pipeline LP/PAA Finance Corp.,
3.60%, 11/01/24 (Call 08/01/24)	1,280	1,259,604
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24
(Call 02/15/24)	130	129,880
Southeast Supply Header LLC, 4.25%, 06/15/24
(Call 03/15/24)(b)	3,805	3,732,137
Spectra Energy Partners LP, 4.75%, 03/15/24
(Call 01/29/24)	340	339,619
TransCanada PipeLines Ltd., 1.00%, 10/12/24
(Call 09/12/24)	1,040	1,008,170
Williams Cos. Inc. (The)
4.30%, 03/04/24 (Call 01/29/24)	165	164,795
4.55%, 06/24/24 (Call 03/24/24)	1,045	1,040,171
		24,681,222
Real Estate Investment Trusts — 4.1%
American Tower Corp.
3.38%, 05/15/24 (Call 04/15/24)	515	511,360
5.00%, 02/15/24	185	184,932
Boston Properties LP, 3.80%, 02/01/24
(Call 01/29/24)	180	180,000
Brandywine Operating Partnership LP, 4.10%,
10/01/24 (Call 07/01/24)	7,543	7,418,476
Brixmor Operating Partnership LP, 3.65%, 06/15/24
(Call 04/15/24)(a)	120	119,000
Crown Castle Inc., 3.20%, 09/01/24 (Call 07/01/24)	1,255	1,237,059
Equinix Inc., 2.63%, 11/18/24 (Call 10/18/24)	855	835,340
Essex Portfolio LP, 3.88%, 05/01/24 (Call 02/01/24)	220	218,889
GLP Capital LP/GLP Financing II Inc., 3.35%,
09/01/24 (Call 06/03/24)	469	462,518
Host Hotels & Resorts LP, 3.88%, 04/01/24
(Call 02/01/24)	185	184,372
Kilroy Realty LP, 3.45%, 12/15/24 (Call 09/15/24)	605	593,349
Kimco Realty OP LLC, 2.70%, 03/01/24
(Call 01/16/24)	55	54,851
NNN REIT Inc., 3.90%, 06/15/24 (Call 03/15/24)	225	223,255
Office Properties Income Trust, 4.25%, 05/15/24
(Call 02/15/24)(a)	7,665	7,537,928
Omega Healthcare Investors Inc., 4.95%, 04/01/24
(Call 01/29/24)(a)	75	74,804
Ventas Realty LP
3.50%, 04/15/24 (Call 03/15/24)	75	74,635
3.75%, 05/01/24 (Call 02/01/24)(a)	150	149,153
Welltower OP LLC, 3.63%, 03/15/24 (Call 02/15/24)	215	214,383

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2024 Term High Yield and Income ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
WP Carey Inc., 4.60%, 04/01/24 (Call 01/29/24)(a)	$200	$199,267
		20,473,571
Retail — 4.6%
AutoNation Inc., 3.50%, 11/15/24 (Call 09/15/24)	530	519,844
AutoZone Inc., 3.13%, 04/18/24 (Call 03/18/24)	271	269,470
Brinker International Inc., 5.00%, 10/01/24
(Call 07/01/24)(b)	6,634	6,584,445
Dollar General Corp., 4.25%, 09/20/24	1,087	1,076,753
Lowe's Companies Inc., 3.13%, 09/15/24
(Call 06/15/24)	415	408,985
McDonald's Corp., 3.25%, 06/10/24	420	416,435
Nordstrom Inc., 2.30%, 04/08/24 (Call 01/16/24)(a)	4,576	4,531,886
QVC Inc., 4.85%, 04/01/24	7,376	7,341,662
Walgreens Boots Alliance Inc., 3.80%, 11/18/24
(Call 08/18/24)	1,835	1,808,851
		22,958,331
Semiconductors — 0.3%
Broadcom Inc., 3.63%, 10/15/24 (Call 09/15/24)	515	508,266
Microchip Technology Inc.
0.97%, 02/15/24	245	244,550
0.98%, 09/01/24	430	418,333
NXP BV/NXP Funding LLC, 4.88%, 03/01/24
(Call 02/01/24)	175	174,839
Qorvo Inc., 1.75%, 12/15/24(a)	100	96,592
		1,442,580
Software — 1.0%
Fidelity National Information Services Inc., 0.60%,
03/01/24	130	129,454
Fiserv Inc., 2.75%, 07/01/24 (Call 06/01/24)	520	513,786
Oracle Corp.
2.95%, 11/15/24 (Call 09/15/24)	1,630	1,598,164
3.40%, 07/08/24 (Call 04/08/24)	1,565	1,549,799
Roper Technologies Inc., 2.35%, 09/15/24
(Call 08/15/24)(a)	265	259,682
Take-Two Interactive Software Inc., 3.30%,
03/28/24(a)	85	84,669
VMware LLC, 1.00%, 08/15/24 (Call 01/09/24)(a)	730	712,021
		4,847,575
Telecommunications — 3.2%
AT&T Inc., 0.90%, 03/25/24 (Call 01/09/24)	640	635,626
Bell Telephone Co. of Canada or Bell Canada,
Series US-3, 0.75%, 03/17/24(a)	130	129,202
Motorola Solutions Inc., 4.00%, 09/01/24(a)	160	158,541
Sprint LLC, 7.13%, 06/15/24	2,145	2,154,628
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)(b)	11,711	11,654,024
Verizon Communications Inc.
0.75%, 03/22/24	310	307,915
3.50%, 11/01/24 (Call 08/01/24)	1,010	993,979
		16,033,915
Toys, Games & Hobbies — 0.2%
Hasbro Inc., 3.00%, 11/19/24 (Call 10/19/24)(a)	1,194	1,169,333
Security	Par (000)	Value

Transportation — 0.5%
Canadian Pacific Railway Co., 1.35%, 12/02/24
(Call 01/29/24)	$1,280	$1,238,273
CSX Corp., 3.40%, 08/01/24 (Call 05/01/24)	170	168,247
Ryder System Inc.
2.50%, 09/01/24 (Call 08/01/24)	555	544,980
3.65%, 03/18/24 (Call 02/18/24)(a)	375	374,031
		2,325,531
Trucking & Leasing — 0.0%
GATX Corp., 4.35%, 02/15/24 (Call 01/29/24)	55	54,942

Water — 0.0%
American Water Capital Corp., 3.85%, 03/01/24
(Call 01/29/24)	70	69,897

Total Long-Term Investments — 94.0%
(Cost: $468,056,814)		469,192,280

	Shares

Short-Term Securities

Money Market Funds — 8.8%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.51%(g)(h)(i)	28,079,244	28,096,091
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.32%(g)(h)	15,830,000	15,830,000

Total Short-Term Securities — 8.8%
(Cost: $43,909,398)		43,926,091

Total Investments — 102.8%
(Cost: $511,966,212)		513,118,371

Liabilities in Excess of Other Assets — (2.8)%		(14,012,200)

Net Assets — 100.0%		$499,106,171

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(d)	Issuer filed for bankruptcy and/or is in default.

(e)	Non-income producing security.

(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(g)	Affiliate of the Fund.

(h)	Annualized 7-day yield as of period end.

(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2024 Term High Yield and Income ETF
January 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$23,643,229	$4,447,318	(a)	$—	$351	$5,193	$28,096,091	28,079,244	$108,395	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,190,000	10,640,000	(a)	—	—	—	15,830,000	15,830,000	235,597		—
					$351	$5,193	$43,926,091		$343,992		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$469,192,280	$—	$469,192,280
Short-Term Securities
Money Market Funds	43,926,091	—	—	43,926,091
	$43,926,091	$469,192,280	$—	$513,118,371

Portfolio Abbreviation

PIK	Payment-in-kind
REIT	Real Estate Investment Trust